Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Common Stocks - 98.1%
Aerospace & Defense - 0.6%
General Dynamics Corp.	140	$39,549
Lockheed Martin Corp.	1,229	559,035
		598,584
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	661	80,358

Automobiles - 2.0%
General Motors Co.	2,555	115,869
Tesla, Inc. *	10,363	1,821,712
		1,937,581
Beverages - 1.0%
PepsiCo, Inc.	5,280	924,053

Biotechnology - 4.3%
AbbVie, Inc.	6,971	1,269,419
Alnylam Pharmaceuticals, Inc. *	264	39,455
Amgen, Inc.	2,614	743,213
Exelixis, Inc. *	5,115	121,379
Gilead Sciences, Inc.	8,574	628,046
Incyte Corp. *	8,660	493,360
Neurocrine Biosciences, Inc. *	3,282	452,653
United Therapeutics Corp. *	720	165,398
Vertex Pharmaceuticals, Inc. *	384	160,516
		4,073,439
Broadline Retail - 5.6%
Amazon.com, Inc. *	26,024	4,694,209
Coupang, Inc. *	1,733	30,830
MercadoLibre, Inc. *	429	648,631
		5,373,670
Building Products - 0.2%
Builders FirstSource, Inc. *	257	53,597
Owens Corning	900	150,120
		203,717
Capital Markets - 0.8%
Moody's Corp.	816	320,712
MSCI, Inc.	170	95,277
Nasdaq, Inc.	4,844	305,656
		721,645
Commercial Services & Supplies - 0.9%
Cintas Corp.	872	599,090
Waste Management, Inc.	1,053	224,447
		823,537
Communications Equipment - 0.1%
Arista Networks, Inc. *	243	70,465

Construction & Engineering - 0.3%
EMCOR Group, Inc.	241	84,398
Quanta Services, Inc.	697	181,081
		265,479

	Shares/ Principal	Fair Value

Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	1,825	$1,337,050
Walmart, Inc.	4,605	277,083
		1,614,133
Distributors - 0.2%
Pool Corp.	448	180,768

Electrical Equipment - 0.0%†
AMETEK, Inc.	166	30,361

Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity Ltd.	5,391	782,989

Entertainment - 1.5%
Electronic Arts, Inc.	299	39,668
Liberty Media Corp.-Liberty Formula One, Class C *	529	34,703
Netflix, Inc. *	1,605	974,765
Spotify Technology SA *	1,556	410,628
		1,459,764
Financial Services - 4.9%
Jack Henry & Associates, Inc.	583	101,285
Mastercard, Inc., Class A	5,227	2,517,166
Visa, Inc., Class A	7,229	2,017,469
		4,635,920
Food Products - 0.1%
Hershey Co. (The)	585	113,783

Ground Transportation - 1.1%
Old Dominion Freight Line, Inc.	2,888	633,367
Uber Technologies, Inc. *	4,912	378,175
		1,011,542
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. *	254	83,292
Dexcom, Inc. *	3,057	424,006
IDEXX Laboratories, Inc. *	137	73,970
Intuitive Surgical, Inc. *	2,100	838,089
Stryker Corp.	717	256,593
		1,675,950
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	2,072	231,857
Elevance Health, Inc.	1,438	745,661
UnitedHealth Group, Inc.	829	410,106
		1,387,624
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A *	586	135,770

Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc.	182	660,274
Boyd Gaming Corp.	9,475	637,857
Domino's Pizza, Inc.	1,093	543,090
McDonald's Corp.	1,747	492,567
		2,333,788

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Household Durables - 0.9%
DR Horton, Inc.	2,541	$418,121
Leggett & Platt, Inc.	1,705	32,651
Toll Brothers, Inc.	3,195	413,337
		864,109
Household Products - 0.6%
Kimberly-Clark Corp.	4,370	565,260

Insurance - 0.8%
Marsh & McLennan Cos., Inc.	978	201,448
Progressive Corp. (The)	2,661	550,348
		751,796
Interactive Media & Services - 10.3%
Alphabet, Inc., Class A *	12,748	1,924,055
Alphabet, Inc., Class C *	17,896	2,724,845
Meta Platforms, Inc., Class A	9,477	4,601,842
Pinterest, Inc., Class A *	12,964	449,462
Snap, Inc., Class A *	15,827	181,694
		9,881,898
IT Services - 0.6%
Accenture PLC, Class A	248	85,959
Akamai Technologies, Inc. *	173	18,815
Amdocs Ltd.	900	81,333
Cognizant Technology Solutions Corp., Class A	1,689	123,787
GoDaddy, Inc., Class A *	189	22,431
Snowflake, Inc., Class A *	1,218	196,829
VeriSign, Inc. *	248	46,998
		576,152
Leisure Products - 0.0%†
Mattel, Inc. *	946	18,740

Machinery - 1.5%
Flowserve Corp.	955	43,624
Oshkosh Corp.	2,464	307,285
Otis Worldwide Corp.	2,389	237,156
Parker-Hannifin Corp.	1,521	845,357
		1,433,422
Metals & Mining - 0.2%
Nucor Corp.	814	161,091

Oil, Gas & Consumable Fuels - 0.1%
Devon Energy Corp.	1,594	79,987

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	2,226	186,784

Passenger Airlines - 0.1%
American Airlines Group, Inc. *	6,163	94,602
Delta Air Lines, Inc.	391	18,717
		113,319
Pharmaceuticals - 3.8%
Eli Lilly and Co.	3,911	3,042,601
Merck & Co., Inc.	1,816	239,621

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Zoetis, Inc.	1,832	$309,993
		3,592,215
Professional Services - 0.0%†
Automatic Data Processing, Inc.	204	50,947

Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices, Inc. *	9,223	1,664,659
Applied Materials, Inc.	2,911	600,335
Broadcom, Inc.	2,426	3,215,445
Cirrus Logic, Inc. *	2,703	250,190
Lam Research Corp.	1,019	990,030
Marvell Technology, Inc.	16,212	1,149,106
NVIDIA Corp.	5,135	4,639,781
QUALCOMM, Inc.	5,390	912,527
		13,422,073
Software - 18.3%
Adobe, Inc. *	2,539	1,281,179
Atlassian Corp., Class A *	89	17,365
Cadence Design Systems, Inc. *	469	145,990
Crowdstrike Holdings, Inc., Class A *	727	233,069
Datadog, Inc., Class A *	1,514	187,130
Fortinet, Inc. *	5,094	347,971
HubSpot, Inc. *	732	458,642
Manhattan Associates, Inc. *	2,427	607,308
Microsoft Corp.	29,348	12,347,291
Oracle Corp.	2,129	267,424
Palantir Technologies, Inc., Class A *	973	22,389
Salesforce, Inc.	1,275	384,004
ServiceNow, Inc. *	582	443,717
Synopsys, Inc. *	541	309,182
Teradata Corp. *	6,945	268,563
Workday, Inc., Class A *	554	151,104
Zscaler, Inc. *	254	48,928
		17,521,256
Specialized REITs - 0.2%
Equinix, Inc.	257	212,110
Lamar Advertising Co., Class A	88	10,508
		222,618
Specialty Retail - 3.6%
AutoNation, Inc. *	1,229	203,498
Home Depot, Inc. (The)	4,434	1,700,882
O'Reilly Automotive, Inc. *	153	172,719
Penske Automotive Group, Inc.	431	69,818
Ross Stores, Inc.	1,686	247,437
TJX Cos., Inc. (The)	6,865	696,248
Ulta Beauty, Inc. *	586	306,408
		3,397,010
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	53,168	9,117,248

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc. *	588	$593,898
		9,711,146
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. *	134	52,347
NIKE, Inc., Class B	2,425	227,902
		280,249
Trading Companies & Distributors - 0.4%
Watsco, Inc.	281	121,384
WESCO International, Inc.	429	73,479
WW Grainger, Inc.	157	159,716
		354,579
Total Common Stocks
(Cost - $55,708,381)		93,619,571
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.20%(a) (Cost - $1,357,191)	1,357,191	1,357,191

Total Investments - 99.5%
(Cost - $57,065,572)		$94,976,762
Other Assets Less Liabilities - Net 0.5%		524,554
Total Net Assets - 100.0%		$95,501,316

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	5	6/21/2024	$1,847,500	$95